Note 9 - Commitments and Contingencies - Future Minimum Payments (Details)	Dec. 31, 2024 USD ($)
Operating leases	$ 1,315,472	[1]
Operating leases	1,117,942
Operating leases	1,076,140
Operating leases	1,096,206
Operating leases	1,116,675
Operating leases	3,773,474
Operating leases	9,495,909
Less present value adjustment	646,471	[1]
Less present value adjustment	583,434
Less present value adjustment	524,555
Less present value adjustment	460,933
Less present value adjustment	384,684
Less present value adjustment	590,038
Less present value adjustment, total	3,190,115
Operating lease liabilities	669,001	[1]
Operating lease liabilities	534,508
Operating lease liabilities	551,585
Operating lease liabilities	635,273
Operating lease liabilities	731,991
Operating lease liabilities	3,183,436
Operating lease liabilities, total	6,305,794
Finance leases	763,145	[1]
Finance leases	670,301
Finance leases	157,033
Finance leases	49,835
Finance leases	13,418
Finance leases	0
Finance leases, total	1,653,732
Less interest	96,084	[1]
Less interest	45,800
Less interest	11,677
Less interest	4,100
Less interest	181
Less interest	0
Less interest, total	157,843
Finance lease liabilities	667,061	[1]
Finance lease liabilities	624,502
Finance lease liabilities	145,355
Finance lease liabilities	45,735
Finance lease liabilities	13,237
Finance lease liabilities	0
Finance lease liabilities, total	$ 1,495,889

[1]	Amounts are for the remaining six months ending December 31, 2024.